Segment Reporting (Details) - Schedule of operating segments - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues (Losses)	$ (2,482,500)	$ 24,992,712	$ 10,230,135
Commissions and fees	3,198,934	3,317,692	1,845,994
Compensation and benefits	3,620,506	4,069,203	3,802,793
Occupancy	826,254	778,881	683,160
Communication and technology	3,392,794	1,929,981	1,454,050
General and administrative	1,228,572	2,016,582	2,264,318
Crypto currencies		1,163,846
Professional fees	3,716,839	3,836,817	1,565,834
Research and development	4,693,995	1,205,040
Service fees	1,956,785	3,574,579	833,864
Interest	2,334,598	1,608,100	183,157
Depreciation	2,032,386	916,916	40,556
Marketing	3,743,567	913,675	651,324
Payment service charge	(12,407)	(181,249)	245,030
Change in fair value of warrant liabilities	(1,260,354)	470,804	(777,266)
Impairment of fixed assets	1,690,028
Impairment of cryptocurrencies	293,619
Other operating expenses	32,406	144,175	11,464
Total operating expenses	31,488,522	25,765,042	12,804,278
Income (loss) from operations	(33,971,022)	(772,330)	(2,574,143)
Total segment assets	86,634,384	148,916,831	22,906,069
Futures insurance and securities brokerage services [Member]
Segment Reporting Information [Line Items]
Revenues (Losses)	3,284,729	2,800,543	2,029,669
Commissions and fees	2,297,341	2,037,619	1,316,800
Compensation and benefits	953,213	1,083,943	1,110,192
Occupancy
Communication and technology	459,263	437,629	455,323
General and administrative	101,143	89,040	55,028
Crypto currencies
Professional fees	17,496	14,281	26,690
Research and development
Service fees
Interest
Depreciation	539	2,027	13,000
Marketing	3,185	2,171	222
Payment service charge
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses	6,499	1,224
Total operating expenses	3,838,679	3,667,934	2,977,255
Income (loss) from operations	(553,950)	(867,391)	(947,586)
Total segment assets	11,388,786	4,097,364	4,624,325
CFD Trading [Member]
Segment Reporting Information [Line Items]
Revenues (Losses)	(6,694,312)	8,700,009	6,810,520
Commissions and fees	7,863	63,654	70,124
Compensation and benefits
Occupancy	3,600	3,900	3,300
Communication and technology	340,408	418,227	409,961
General and administrative	57,372	393,005	225,067
Crypto currencies
Professional fees	106,533	136,755	108,175
Research and development
Service fees	470,791	449,765	300,990
Interest
Depreciation	800,000	640,326	(26,403)
Marketing	54,000	70,000	166,013
Payment service charge	(78,562)	(274,616)	245,030
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses		79,934
Total operating expenses	1,762,005	1,980,950	1,502,257
Income (loss) from operations	(8,456,317)	6,719,059	5,308,263
Total segment assets	13,468,277	12,028,984	11,558,061
TRS Trading [Member]
Segment Reporting Information [Line Items]
Revenues (Losses)	(595,871)	13,182,716	223,927
Commissions and fees	664,435	1,031,416	45,719
Compensation and benefits
Occupancy	3,600	3,900	3,300
Communication and technology	340,408	698,262	233,669
General and administrative	57,372	78,616	18,105
Crypto currencies
Professional fees	106,533	136,755	170,544
Research and development
Service fees	951,857	2,730,596	13,352
Interest	1,675,946	804,621	52,240
Depreciation	800,000	93,007	26,403
Marketing	54,000
Payment service charge	66,155	93,367
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses
Total operating expenses	4,720,306	5,670,540	563,332
Income (loss) from operations	(5,316,177)	7,512,176	(339,405)
Total segment assets	43,725,609	112,623,891	3,078,078
Other [Member]
Segment Reporting Information [Line Items]
Revenues (Losses)	1,522,954	309,444	1,166,019
Commissions and fees	229,295	185,003	413,351
Compensation and benefits	2,667,293	2,985,260	2,692,601
Occupancy	819,054	771,081	676,560
Communication and technology	2,252,715	375,863	355,097
General and administrative	1,012,685	1,455,921	1,966,118
Crypto currencies		1,163,846
Professional fees	3,486,277	3,549,026	1,260,425
Research and development	4,693,995	1,205,040
Service fees	534,137	394,218	519,522
Interest	658,652	803,479	130,917
Depreciation	431,847	181,556	27,556
Marketing	3,632,382	841,504	485,089
Payment service charge
Change in fair value of warrant liabilities	(1,260,354)	470,804	(777,266)
Impairment of fixed assets	1,690,028
Impairment of cryptocurrencies	293,619
Other operating expenses	25,907	63,017	11,464
Total operating expenses	21,167,532	14,445,618	7,761,434
Income (loss) from operations	(19,644,578)	(14,136,174)	(6,595,415)
Total segment assets	$ 18,051,712	$ 20,166,592	$ 3,645,605